Environmental Trust Funds	12 Months Ended
Dec. 31, 2025
Environmental Trust Funds [abstract]
Environmental trust funds	Environmental trust funds

	United States Dollar
Figures in millions unless otherwise stated	2025	2024

Balance at beginning of the year	125.2	109.6
Contributions	10.1	13.2
Interest earned	4.9	4.4
Translation adjustment	0.7	(2.0)
Balance at end of the year[1]	140.9	125.2
[1]The trust funds consist of term deposits amounting to US$28.3 million (2024: US$22.2 million) in South Africa, as well as secured cash deposits amounting to
US$112.6 million (2024: US$103.0 million) in Ghana.
These funds are intended to fund environmental rehabilitation obligations of the Group’s mines and are not available for general purposes of the Group. All income earned in these funds is re-invested or spent to meet these obligations. The obligations which these funds are intended to fund are included in environmental rehabilitation costs under non-current provisions (refer to note 29.1). Refer to note 38 for details on environmental obligation guarantees.